APPENDIX I                  United States                  OMB Approval
                 Securities and Exchange Commission   OMB Number: 3235-0456
                        Washington, D.C. 20549        Expires: June 30, 2009
                                                      Estimated average burden
                                                      hours per response.....2
                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form.



1. Name and address of issuer:
                               Symetra Deferred Variable Annuity
                               777 108th Ave NE Suite 1200
                               Bellevue, WA 98004


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
   issuer, check the box but do not list series or classes.):               [x]

3. Investment Company Act File Number: 811-04961

   Securities Act File Number: 333-65087

4(a). Last day of fiscal year for which this Form is filed: 12/31/08

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year). (See Instruction A.2)

Note: if the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.



5. Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during
        fiscal year pursuant to section 24(f):                      $137,743
   (ii) Aggregate price of securities redeemed or
        repurchased during the fiscal year:                       $3,908,734
   (iii)Aggregate price of securities redeemed or
        repurchased during any prior fiscal year
        ending no earlier than October 11, 1995 that
        were not previously used to reduce registration
        fees payable to the Commission                            $81,510,684
   (iv) Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                             $85,419,418
   (v)  Net sales - if Item 5(i) is greater than Item
        5(iv)[subtract Item 5(iv) from Item 5(i)]:

   (vi) Redemption credits available for use in future
        years -- if Item 5(i) is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                     $(85,281,675)
   (vii)Multiplier for determining registration
        fee (See instruction C.9):                                    x.0000558
  (viii)Registration fee due [multiply Item 5(v) by
        Item 5(vii)](enter "0" if no fee is due):                =$0
                                                                   ============

6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__0_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___0____.

7. Interest due -- if the Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$_____0______

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$     0
                                                                   ============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

               [ ] Wire Transfer
               [ ] Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Michael E. James
                              Director Of Investment Accounting
			      Symetra Asset Management Company


Date _____3/31/09______________


Please print the name and title of the signing officer below the signature.